FINANCIAL RISK MANAGEMENT AND FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT AND FAIR VALUES
Schedule of liquidity risk

	December 31, 2019
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB

Short-term debts	40,521	42,240	42,240	—	—	—
Long-term debts	49,208	62,955	952	6,271	25,189	30,543
Loans from Sinopec Group Company and fellow subsidiaries	52,915	54,508	43,623	985	7,088	2,812
Lease liabilities	192,872	367,711	16,488	15,676	45,008	290,539
Derivative financial liabilities	2,729	2,729	2,729	—	—	—
Trade accounts payable and bills payable	200,023	200,023	200,023	—	—	—
Other payables	81,861	81,861	81,861	—	—	—
	620,129	812,027	387,916	22,932	77,285	323,894

	December 31, 2020
		Total		More than	More than
		contractual	Within 1	1 year but	2 years but
	Carrying	undiscounted	year or on	less than 2	less than 5	More than
	amount	cash flow	demand	years	years	5 years
	RMB	RMB	RMB	RMB	RMB	RMB
Short-term debts	23,769	25,280	25,280	—	—	—
Long-term debts	72,037	80,562	1,339	11,753	60,414	7,056
Loans from Sinopec Group Company and fellow subsidiaries	17,042	17,978	5,512	929	10,109	1,428
Lease liabilities	187,598	329,083	15,957	15,456	43,513	254,157
Derivative financial liabilities	4,826	4,826	4,826	—	—	—
Trade accounts payable and bills payable	161,656	161,656	161,656	—	—	—
Other payables	93,623	93,623	93,623	—	—	—
	560,551	713,008	308,193	28,138	114,036	262,641

Schedule of currency risk

	December 31,
	2019	2020
Gross exposure arising from loans and lease liabilities
USD	103	22
SGD	4	—

Schedule of analysis of currency risk

	December 31,
	2019	2020
	RMB	RMB
USD	27	5
SGD	1	—

Schedule of fair values of financial instruments

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Structured deposits	—	—	3,318	3,318
- Equity investments, listed and at quoted market price	1	—	—	1
Derivative financial assets:
- Derivative financial assets	128	709	—	837
Financial assets at fair value through other comprehensive income:
- Equity investments	90	—	1,431	1,521
-Trade accounts receivable and bills receivable	—	—	8,661	8,661
	219	709	13,410	14,338

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	1,209	1,520	—	2,729
	1,209	1,520	—	2,729

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Financial assets at fair value through profit or loss:
- Equity investments, listed and at quoted market price	1	—	—	1
Derivative financial assets:
- Derivative financial assets	9,628	2,900	—	12,528
Financial assets at fair value through other comprehensive income:
- Equity investments	149	—	1,376	1,525
-Trade accounts receivable and bills receivable	—	—	8,735	8,735
	9,778	2,900	10,111	22,789

Liabilities
Derivative financial liabilities:
- Derivative financial liabilities	2,471	2,355	—	4,826
	2,471	2,355	—	4,826

	December 31,
	2019	2020
	RMB	RMB
Carrying amount	63,998	76,674
Fair value	62,646	74,282